Summary of significant accounting policies, estimates and judgments - Disclosure of operating lease commitments (Detail) - CAD ($) $ in Millions	Oct. 31, 2020	Nov. 01, 2019	Oct. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Lease liabilities recognized as at November 1, 2019	$ 5,357		$ 49
Adoption of IFRS 16 [member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease commitments disclosed as at October 31, 2019		$ 6,175
Less: commitments related to non-recoverable tax		(360)
Less: commitments for contracts not yet commenced		(240)
Less: recognition exemption adopted for short-term and low-value leases		(83)
Plus: commitments for renewal options reasonably certain to be exercised		977
Other		(26)
Adjusted operating lease commitment as at October 31, 2019		6,443
Discounted as at November 1, 2019		5,557
Finance lease liabilities recognized as at October 31, 2019		49
Lease liabilities recognized as at November 1, 2019		$ 5,606